Other Reserves - Addtional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information On Other Reserves [line items]
Other reserves	€ 30,958	€ 28,181	€ 25,667
Convertible loan [member]
Disclosure Of Information On Other Reserves [line items]
Other reserves	€ 16,631	€ 16,631	€ 16,631